Statements of Shareholders' Deficit (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Series A Convertible Preferred Stock [Member] Series A Preferred Stock [Member]
Balance at Dec. 31, 2011	$ (15,377,503)	$ 16	$ 85,548,030	$ (100,928,267)	$ 2,718
Balance, shares at Dec. 31, 2011		160,393			27,175,213
Stock-based compensation expense	252,134		252,134
Exercise of stock options, shares
Net loss	(12,259,526)			(12,259,526)
Balance at Dec. 31, 2012	(27,384,895)	16	85,800,164	(113,187,793)	2,718
Balance, shares at Dec. 31, 2012		160,393			27,175,213
Stock-based compensation expense	952,521		952,521
Stock issuance for RSU		2	(2)
Stock issuance for RSU, shares	21,846	21,846
Exercise of stock options	20,105	1	20,104
Exercise of stock options, shares	4,021	4,021
Repurchase of common shares	(4,111)		(4,111)
Repurchase of common shares, shares		(710)
Reclassification of warrant liability derivative due to triggering event	381,145		381,145
Net loss	(9,233,183)			(9,233,183)
Shares issued for conversion of notes payable and accrued interest of $20.2 million and $2.6 million, respectively	22,812,404		22,808,180		4,224
Shares issued for conversion of notes payable and accrued interest of $20.2 million and $2.6?million, respectively, shares					42,245,834
Balance at Dec. 31, 2013	$ (12,456,014)	$ 19	$ 109,958,001	$ (122,420,976)	$ 6,942
Balance, shares at Dec. 31, 2013		185,550			69,421,047